Transactions with related parties - Schedule of summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Income of loans and advances to costumers	R$ (7,163)
Interest expenses	(1,542)	R$ (20,638)	R$ (14,956)
Other administrative revenues (expenses)	(737)	(1,085)
Other operating expenses	(180,352)
Demand deposits
Disclosure of transactions between related parties [line items]
Amounts payable	(97,116)	(7,710)	(4,347)
Time deposits
Disclosure of transactions between related parties [line items]
Amounts payable	(259,975)	(284,840)	(528,268)
Other liabilities
Disclosure of transactions between related parties [line items]
Amounts payable	(32,339)
Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	606,025	137,250	50,145
Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	81,534
Parent Company
Disclosure of transactions between related parties [line items]
Income of loans and advances to costumers	(7,163)
Interest expenses	(813)	(2,503)	(3,564)
Other operating expenses	(180,352)
Parent Company | Demand deposits
Disclosure of transactions between related parties [line items]
Amounts payable	(86,997)	(30)	(205)
Parent Company | Time deposits
Disclosure of transactions between related parties [line items]
Amounts payable	(87,928)	(22,471)	(94,529)
Parent Company | Other liabilities
Disclosure of transactions between related parties [line items]
Amounts payable	(32,339)
Parent Company | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	159,269	9
Parent Company | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	81,534
Key management personnel
Disclosure of transactions between related parties [line items]
Interest expenses	(215)	(2,181)	(797)
Key management personnel | Demand deposits
Disclosure of transactions between related parties [line items]
Amounts payable	(800)	(2,287)	(466)
Key management personnel | Time deposits
Disclosure of transactions between related parties [line items]
Amounts payable	(25,962)	(37,816)	(11,356)
Key management personnel | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	19,789	2,615
Other related parties
Disclosure of transactions between related parties [line items]
Interest expenses	(514)	(15,954)	(10,595)
Other administrative revenues (expenses)	(737)	(1,085)
Other related parties | Demand deposits
Disclosure of transactions between related parties [line items]
Amounts payable	(9,319)	(5,393)	(3,676)
Other related parties | Time deposits
Disclosure of transactions between related parties [line items]
Amounts payable	(146,085)	(224,553)	(422,383)
Other related parties | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	R$ 426,967	R$ 134,626	R$ 50,145